Share capital - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 13, 2026 USD ($)	Sep. 08, 2025 shares	Jan. 31, 2026 CAD ($) $ / shares shares	Jan. 31, 2026 CAD ($) shares	Oct. 31, 2025
Disclosure of objectives, policies and processes for managing capital [line items]
Minimum TLAC Leverage Ratio			9.10%	9.10%	9.00%
Minimum leverage ratio			3.50%	3.50%
Domestic systemically important bank buffer			0.50%	0.50%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer			3.50%	3.50%
Fixed interest rate [member] | 6.500% Limited Recourse Capital Notes Series 9 | October 28, 2085 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis	Subject to regulatory approval, we may redeem the LRCN Series 9 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on July 28, 2031, at par.
Notes, maturity date	July 28, 2086
Borrowings interest rate	6.50%
Borrowings adjustment to interest payable basis	Starting on July 28, 2031 and every five years thereafter until July 28, 2081, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.727% per annum.
Notional amount | $	$ 700
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge					1.00%
Minimum TLAC ratio			21.50%	21.50%
Minimum TLAC Leverage Ratio			7.25%	7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			11.50%
Tier 1 capital ratio			13.00%
Total capital ratio			15.00%
Minimum TLAC ratio			3.50%	3.50%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period value | $			$ 1,003	$ 1,396
Shares repurchased and cancelled average price per share | $ / shares			$ 125.53
Stock repurchased and cancelled during the period shares | shares			7,990,500	11,490,500
Common shares [member] | XTSE [Member] | Normal Course Issuer Bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period shares | shares		20,000,000
Last date for the completion of share repurchase		Sep. 09, 2026